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                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757

March 7, 2003

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  RE:      THE GALAXY FUND
                           FILE NOS. (33-4806/811-4636)
                           ----------------------------

Ladies and Gentlemen:

                  On behalf of The Galaxy Fund (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses, Supplements and Statements of Additional Information listed below that would have been filed under paragraph
(c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses, Supplements and Statements of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #60"), which was filed on February 28, 2003.

                  The Prospectuses, Supplements and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

                  (1) Class I Shares Prospectus and Supplements dated February 28, 2003 for the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund;

                  (2) Class II Shares Prospectus and Supplements dated February 28, 2003 for the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund;

                  (3) Class III Shares Prospectus and Supplements dated February 28, 2003 for the Institutional Money Market Fund, Institutional Prime Money

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Securities and Exchange Commission
March 7, 2003
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                        Market Fund, Institutional Government Money Market Fund
                        and Institutional Treasury Money Market Fund;

                  (4) Retail A Shares Prospectus dated February 28, 2003 for the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund;

                  (5) Trust Shares Prospectus dated February 28, 2003 for the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Money Market Fund;

                  (6) Retail A Shares Prospectus and Supplement dated February 28, 2003 for the Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund;

                  (7) Statement of Additional Information dated February 28, 2003 for the Class I, Class II and Class III Shares of the Institutional Money Market Fund, Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and Institutional Government Money Market Fund; and

                  (8) Statement of Additional Information dated February 28, 2003 for the Retail A, Trust and Prime Shares of the Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, New York Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Florida Municipal Money Market Fund.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1137.

                                              Very truly yours,


                                              /s/ Mary Jo Reilly
                                              ------------------
                                              Mary Jo Reilly, Esq.